11. Repurchase Agreements	12 Months Ended
Dec. 31, 2018
Securities Sold under Agreements to Repurchase [Abstract]
Note 11. Repurchase Agreements

Securities sold under agreements to repurchase mature daily, carried a weighted average interest rate of 0.63% and 0.30%, respectively, during 2018 and 2017, and consisted of the following:

December 31,	2018	2017

Current balance	$30,521,565	$28,647,848
Average balance	30,554,953	28,949,820
Highest month-end balance	32,938,807	31,745,206

Book Value – Pledged investments (1)	40,186,557	38,797,609
Fair Value – Pledged investments (1)	39,366,831	38,450,653

(1) U.S. GSE securities, Agency MBS, ABS and OAS, and CDs were pledged as collateral for the periods presented.